SCHEDULE OF OPERATING LEASE RIGHT OF USE OF ASSETS AND LIABILITIES (Details) - Jet Ai Inc [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Operating lease right-of-use asset	$ 2,576,036
Accumulated amortization	(874,884)
Net balance	1,701,152	$ 2,081,568
Lease liability, current portion	506,228	494,979
Lease liability, long-term	1,150,274	$ 1,531,364
Total operating lease liabilities	$ 1,656,502